Changes in Capital Accounts, Preferred Stock (Details) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Oct. 17, 2022	Dec. 31, 2021
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Series A Preferred Shares [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,250,000
Series B Preferred Shares [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,200,000
Preferred stock, par value (in dollars per share)				$ 0.01
Preferred stock, shares issued (in shares)	50,726	136,261
Preferred stock, shares outstanding (in shares)	50,726	136,261
Series C Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,587,314		1,587,314
Preferred stock, par value (in dollars per share)			$ 0.01
Preferred stock, shares issued (in shares)	1,485,862	1,314,792
Preferred stock, shares outstanding (in shares)	1,485,862	1,314,792